CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 26, 2014		Sep. 27, 2013		Sep. 26, 2014		Sep. 27, 2013
Income Statement [Abstract]
Net sales	$ 442,445	[1]	$ 421,541	[1]	$ 1,260,456	[1]	$ 1,208,000	[1]
Cost of sales	288,046		274,563		824,697		790,993
Gross profit	154,399		146,978		435,759		417,007
Operating Expenses:
Selling, general and administrative expenses	113,480		130,052		341,695		347,288
Depreciation and amortization	14,369		12,531		39,567		37,583
Merger related expenses	0		303		102		1,275
Total operating expenses	127,849		142,886		381,364		386,146
Operating income	26,550		4,092		54,395		30,861
Impairment of other intangible assets	0		0		(67,500)		0
Loss on extinguishment of debt, net	0		0		(4,172)		0
Interest expense	(14,518)		(15,753)		(44,708)		(47,356)
Interest and other income	291		448		688		1,249
Income (loss) before income taxes	12,323		(11,213)		(61,297)		(15,246)
Income tax expense (benefit)	5,125		(4,007)		(23,824)		(7,732)
Net income (loss)	$ 7,198		$ (7,206)		$ (37,473)		$ (7,514)

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.